Finance Costs, Net - Components of Finance Costs, Net, Include Interest Expense (Income) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Interest expense:
Debt		$ 193	$ 165
Derivative financial instruments - hedging activities		(1)	(1)
Other, net	[1]	10	20
Fair value gains on financial instruments:
Fair value (gains) losses on cash flow hedges, transfer from equity		(30)	74
Net foreign exchange losses (gains) on debt		30	(74)
Net interest expense - debt and other		202	184
Net interest expense - leases		9	8
Net interest expense - pension and other post-employment benefit plans		25	11
Interest income		(84)	(7)
Net interest expense		$ 152	$ 196

[1]	The year ended December 31, 2023 includes $12 million of benefits related to the reversal of accrued interest associated with the release of tax reserves (see note 10).